Schedule of Investments (unaudited) October 31, 2020	iShares® MSCI USA Small-Cap Multifactor ETF (Formerly iShares® Edge MSCI Multifactor USA Small-Cap ETF) (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.5%
Moog Inc., Class A	25,985	$1,621,204
National Presto Industries Inc.	4,073	338,426
Park Aerospace Corp.	15,302	162,048
Vectrus Inc.(a)	9,560	377,811

		2,499,489

Air Freight & Logistics — 0.6%
Echo Global Logistics Inc.(a)	22,638	610,547
Forward Air Corp.	23,334	1,469,342
Hub Group Inc., Class A(a)	27,661	1,386,646

		3,466,535

Airlines — 0.1%
SkyWest Inc.	10,393	301,709

Auto Components — 0.7%
Cooper Tire & Rubber Co.	41,671	1,433,066
Gentherm Inc.(a)	27,207	1,259,412
Standard Motor Products Inc.	16,769	768,020
Stoneridge Inc.(a)	21,623	493,653

		3,954,151

Banks — 1.5%
Amalgamated Bank, Class A	11,879	131,857
Arrow Financial Corp.	12,204	334,023
Bancorp. Inc. (The)(a)	42,575	408,720
Camden National Corp.	12,577	402,087
Capital City Bank Group Inc.	9,735	207,453
Community Trust Bancorp. Inc.	13,306	423,397
Financial Institutions Inc.	12,541	222,352
First BanCorp./Puerto Rico	189,756	1,231,516
First Community Bankshares Inc.	13,625	258,603
First Financial Corp./IN	9,667	335,638
Great Southern Bancorp. Inc.	9,474	387,960
Hanmi Financial Corp.	25,503	229,272
Independent Bank Corp./MI	17,801	266,481
Popular Inc.	79,410	3,351,102

		8,190,461

Beverages — 1.4%
Boston Beer Co. Inc. (The), Class A, NVS(a)(b)	7,477	7,769,949

Biotechnology — 2.8%
Anika Therapeutics Inc.(a)	11,836	386,090
Applied Therapeutics Inc.(a)	10,930	177,831
Arrowhead Pharmaceuticals Inc.(a)	77,099	4,417,773
BioSpecifics Technologies Corp.(a)	4,877	429,664
Catalyst Pharmaceuticals Inc.(a)	81,402	241,764
Coherus Biosciences Inc.(a)	46,527	775,605
Cue Biopharma Inc.(a)	17,659	196,721
Eagle Pharmaceuticals Inc./DE(a)	9,611	447,104
Myriad Genetics Inc.(a)	61,827	768,510
United Therapeutics Corp.(a)	36,463	4,894,428
Vanda Pharmaceuticals Inc.(a)	44,571	476,464
Veracyte Inc.(a)	39,186	1,358,187
XBiotech Inc.(a)	11,981	204,995

		14,775,136

Building Products — 1.6%
Apogee Enterprises Inc.	20,880	498,823
CSW Industrials Inc.	12,547	1,073,145
Gibraltar Industries Inc.(a)	26,812	1,540,349
Simpson Manufacturing Co. Inc.	33,168	2,942,665

Security	Shares	Value

Building Products (continued)
UFP Industries Inc.	51,023	$2,546,558

		8,601,540

Capital Markets — 3.7%
Artisan Partners Asset Management Inc., Class A	45,977	1,841,839
BrightSphere Investment Group Inc.	55,546	766,535
Cohen & Steers Inc.	19,595	1,103,394
Cowen Inc., Class A	21,658	464,781
Diamond Hill Investment Group Inc.	2,575	352,620
Evercore Inc., Class A	33,761	2,685,350
Federated Hermes Inc.	79,807	1,907,387
Houlihan Lokey Inc.	36,973	2,318,207
Janus Henderson Group PLC	132,039	3,208,548
Moelis & Co., Class A	44,058	1,638,958
Piper Sandler Cos	13,647	1,138,842
PJT Partners Inc., Class A	16,274	1,101,099
Victory Capital Holdings Inc., Class A(b)	13,475	247,131
Waddell & Reed Financial Inc., Class A	53,442	820,335

		19,595,026

Chemicals — 1.0%
AdvanSix Inc.(a)	23,157	352,449
Chase Corp.	6,266	596,273
FutureFuel Corp.	21,774	258,893
Hawkins Inc.	7,953	371,485
Innospec Inc.	20,324	1,344,229
Stepan Co.	16,823	1,958,870
Tredegar Corp.	22,136	322,743

		5,204,942

Commercial Services & Supplies — 1.5%
ACCO Brands Corp.	80,572	424,615
Brady Corp., Class A, NVS	41,380	1,560,854
Ennis Inc.	21,649	329,931
Heritage-Crystal Clean Inc.(a)	12,506	206,099
Herman Miller Inc.	48,979	1,492,390
HNI Corp.	35,292	1,148,755
Interface Inc.	48,431	296,882
Kimball International Inc., Class B	30,362	312,729
Knoll Inc.	41,374	474,146
McGrath RentCorp.	20,152	1,150,276
Steelcase Inc., Class A	70,462	735,623

		8,132,300

Communications Equipment — 1.3%
ADTRAN Inc.	39,946	427,023
Calix Inc.(a)	42,269	989,517
Ciena Corp.(a)	118,388	4,663,303
NETGEAR Inc.(a)	24,424	752,748
Ribbon Communications Inc.(a)	47,730	205,716

		7,038,307

Construction & Engineering — 1.7%
Aegion Corp.(a)	25,550	360,511
Arcosa Inc.	40,083	1,850,632
Construction Partners Inc., Class A(a)	16,148	329,096
Great Lakes Dredge & Dock Corp.(a)	53,591	553,595
IES Holdings Inc.(a)	7,039	224,685
MYR Group Inc.(a)	13,831	591,275
Primoris Services Corp.	38,340	723,476
Quanta Services Inc.	70,483	4,400,254

		9,033,524

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI USA Small-Cap Multifactor ETF (Formerly iShares® Edge MSCI Multifactor USA Small-Cap ETF) (Percentages shown are based on Net Assets)

Security	Shares	Value

Construction Materials — 0.0%
United State Lime & Minerals Inc.	1,846	$171,124

Consumer Finance — 0.6%
Encore Capital Group Inc.(a)	23,200	740,776
Enova International Inc.(a)	27,397	420,544
EZCORP Inc., Class A, NVS(a)	43,673	194,782
Navient Corp.	160,330	1,284,243
World Acceptance Corp.(a)	4,607	386,942

		3,027,287

Containers & Packaging — 0.1%
Myers Industries Inc.	25,083	359,690

Diversified Consumer Services — 0.3%
American Public Education Inc.(a)	12,797	361,771
K12 Inc.(a)	33,953	810,458
Perdoceo Education Corp.(a)	58,179	656,841

		1,829,070

Diversified Telecommunication Services — 0.1%
ATN International Inc.	9,284	414,995

Electric Utilities — 1.1%
MGE Energy Inc.	28,804	1,872,836
Otter Tail Corp.	30,018	1,151,190
Portland General Electric Co.	74,269	2,918,772

		5,942,798

Electrical Equipment — 1.6%
Acuity Brands Inc.	32,931	2,935,469
Atkore International Group Inc.(a)	39,377	814,710
AZZ Inc.	336	11,286
Encore Wire Corp.	17,413	804,655
GrafTech International Ltd.	67,024	452,412
Regal Beloit Corp.	33,772	3,331,608

		8,350,140

Electronic Equipment, Instruments & Components — 5.8%
Avnet Inc.	82,943	2,046,204
Badger Meter Inc.	24,141	1,770,501
Benchmark Electronics Inc.	30,613	637,669
CTS Corp.	24,251	670,298
Dolby Laboratories Inc., Class A	53,786	4,038,253
ePlus Inc.(a)	11,205	756,450
Fabrinet(a)	30,785	1,847,716
Insight Enterprises Inc.(a)(b)	29,243	1,560,114
Jabil Inc.	113,722	3,768,747
Kimball Electronics Inc.(a)	20,904	253,356
Knowles Corp.(a)	76,053	1,083,755
Methode Electronics Inc.	30,761	946,516
MTS Systems Corp.	15,914	386,392
Napco Security Technologies Inc.(a)(b)	9,986	240,862
National Instruments Corp.	103,202	3,228,159
OSI Systems Inc.(a)(b)	14,423	1,112,879
PC Connection Inc.	9,848	448,576
Plexus Corp.(a)	24,392	1,696,220
Sanmina Corp.(a)	58,585	1,431,817
ScanSource Inc.(a)	21,053	423,165
TTM Technologies Inc.(a)	83,125	986,694
Vishay Intertechnology Inc.	110,041	1,784,865
Vishay Precision Group Inc.(a)	8,815	210,590

		31,329,798

Energy Equipment & Services — 0.0%
Matrix Service Co.(a)	22,158	168,401

Security	Shares	Value

Entertainment — 0.2%
Glu Mobile Inc.(a)(b)	101,882	$729,475
IMAX Corp.(a)	43,329	499,583

		1,229,058

Equity Real Estate Investment Trusts (REITs) — 6.1%
American Finance Trust Inc.	88,539	510,427
Apple Hospitality REIT Inc.	176,372	1,746,083
Brixmor Property Group Inc.	247,588	2,713,565
Chatham Lodging Trust	38,952	286,297
Community Healthcare Trust Inc.	15,895	735,939
CoreCivic Inc.	98,769	633,109
DiamondRock Hospitality Co.	166,033	820,203
Diversified Healthcare Trust	164,069	474,980
Equity Commonwealth	101,369	2,678,169
Franklin Street Properties Corp.	89,118	374,296
GEO Group Inc. (The)	100,541	890,793
Getty Realty Corp.	29,164	766,430
Industrial Logistics Properties Trust	54,052	1,036,718
Innovative Industrial Properties Inc.	10,142	1,182,862
Investors Real Estate Trust	10,030	676,122
iStar Inc.	64,216	757,749
Lexington Realty Trust	211,654	2,101,724
LTC Properties Inc.	32,966	1,088,208
National Health Investors Inc.	22,487	1,260,396
One Liberty Properties Inc.	13,131	202,611
Piedmont Office Realty Trust Inc., Class A	104,403	1,192,282
PS Business Parks Inc.	17,094	1,949,229
Retail Properties of America Inc., Class A	177,433	929,749
RPT Realty	66,772	326,515
Spirit Realty Capital Inc.	85,175	2,559,509
Summit Hotel Properties Inc.	87,376	461,345
Sunstone Hotel Investors Inc.	186,691	1,385,247
Universal Health Realty Income Trust	10,841	579,668
Urstadt Biddle Properties Inc., Class A	24,881	236,618
Weingarten Realty Investors	101,556	1,610,678
Xenia Hotels & Resorts Inc.(b)	93,484	770,308

		32,937,829

Food & Staples Retailing — 0.3%
Ingles Markets Inc., Class A	10,608	380,403
SpartanNash Co.	30,144	554,951
Village Super Market Inc., Class A	7,118	161,222
Weis Markets Inc.	14,502	658,536

		1,755,112

Food Products — 0.3%
Fresh Del Monte Produce Inc.	25,885	557,304
Freshpet Inc.(a)	4,032	461,664
John B Sanfilippo & Son Inc.	7,343	534,277

		1,553,245

Gas Utilities — 1.3%
Chesapeake Utilities Corp.	13,608	1,322,834
National Fuel Gas Co.	64,718	2,586,131
Southwest Gas Holdings Inc.	45,382	2,982,505
Star Group LP	36,189	342,348

		7,233,818

Health Care Equipment & Supplies — 6.1%
AngioDynamics Inc.(a)(b)	31,206	322,670
Atrion Corp.	1,237	743,622
Cardiovascular Systems Inc.(a)	29,229	1,042,014
CONMED Corp.	23,670	1,845,550
Globus Medical Inc., Class A(a)	64,299	3,351,264

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI USA Small-Cap Multifactor ETF (Formerly iShares® Edge MSCI Multifactor USA Small-Cap ETF) (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Haemonetics Corp.(a)	41,789	$4,224,450
Heska Corp.(a)(b)	6,099	715,596
Lantheus Holdings Inc.(a)	31,676	344,001
LeMaitre Vascular Inc.	14,095	457,806
Meridian Bioscience Inc.(a)	35,519	609,151
Mesa Laboratories Inc.	3,449	901,603
Natus Medical Inc.(a)	28,273	514,851
NuVasive Inc.(a)	43,320	1,924,708
OraSure Technologies Inc.(a)(b)	51,187	764,734
Orthofix Medical Inc.(a)	15,133	473,058
Quidel Corp.(a)	31,315	8,401,501
Repro-Med Systems Inc.(a)	21,431	118,299
Surmodics Inc.(a)	11,268	414,099
Tandem Diabetes Care Inc.(a)(b)	47,141	5,138,369
Varex Imaging Corp.(a)(b)	31,990	428,666
Zynex Inc.(a)(b)	15,157	194,161

		32,930,173

Health Care Providers & Services — 8.2%
Addus HomeCare Corp.(a)	12,262	1,196,403
Amedisys Inc.(a)	26,820	6,946,380
AMN Healthcare Services Inc.(a)	38,926	2,541,089
Castle Biosciences Inc.(a)	6,414	297,802
Chemed Corp.	12,798	6,121,539
CorVel Corp.(a)(b)	8,277	755,028
Encompass Health Corp.	81,921	5,022,577
Ensign Group Inc. (The)	42,247	2,485,814
Hanger Inc.(a)	30,176	527,175
LHC Group Inc.(a)	24,872	5,386,032
Magellan Health Inc.(a)	18,261	1,319,723
National HealthCare Corp.	10,193	645,217
National Research Corp.	11,373	589,121
Owens & Minor Inc.	49,656	1,247,359
Patterson Companies Inc.	71,568	1,780,254
Pennant Group Inc. (The)(a)	22,414	933,767
Premier Inc., Class A	59,045	1,932,543
Providence Service Corp. (The)(a)	10,246	1,204,417
RadNet Inc.(a)	4,853	70,417
Tenet Healthcare Corp.(a)	73,647	1,807,297
Triple-S Management Corp., Class B(a)	19,543	361,936
U.S. Physical Therapy Inc.(b)	10,590	840,105

		44,011,995

Health Care Technology — 1.7%
Allscripts Healthcare Solutions Inc.(a)	134,654	1,357,312
Change Healthcare Inc.(a)	44,890	635,194
Computer Programs & Systems Inc.	10,714	298,813
HealthStream Inc.(a)	22,763	416,563
HMS Holdings Corp.(a)	73,192	1,948,371
NextGen Healthcare Inc.(a)	43,546	592,226
Omnicell Inc.(a)	35,281	3,053,571
Simulations Plus Inc.	10,993	712,566

		9,014,616

Household Durables — 1.6%
Century Communities Inc.(a)	23,310	905,360
Ethan Allen Interiors Inc.	20,440	328,062
La-Z-Boy Inc.	38,212	1,307,997
M/I Homes Inc.(a)	23,701	969,845
Meritage Homes Corp.(a)	31,678	2,758,837
TRI Pointe Group Inc.(a)	113,052	1,857,444

Security	Shares	Value

Household Durables (continued)
Universal Electronics Inc.(a)	11,564	$428,562

		8,556,107

Household Products — 0.2%
Central Garden & Pet Co., Class A, NVS(a)	33,328	1,179,478

Insurance — 3.6%
American Equity Investment Life Holding Co.	79,200	1,965,744
American National Group Inc.	6,698	460,822
AMERISAFE Inc.	14,780	871,724
Assured Guaranty Ltd.	76,852	1,962,031
Crawford & Co., Class A, NVS	13,886	88,870
Donegal Group Inc., Class A	10,563	153,269
Employers Holdings Inc.	27,574	882,644
First American Financial Corp.	93,474	4,168,006
Genworth Financial Inc., Class A(a)	417,974	1,642,638
Global Indemnity Group LLC	7,510	184,070
Greenlight Capital Re Ltd., Class A(a)	22,980	155,115
HCI Group Inc.	5,319	249,887
Heritage Insurance Holdings Inc.	22,052	208,171
National Western Life Group Inc., Class A	1,995	338,412
Palomar Holdings Inc.(a)	11,804	1,052,563
Safety Insurance Group Inc.	8,621	603,470
Stewart Information Services Corp.	20,651	875,396
Universal Insurance Holdings Inc.	26,211	326,851
Unum Group	168,920	2,983,127

		19,172,810

Interactive Media & Services — 0.2%
EverQuote Inc., Class A(a)	5,754	192,701
QuinStreet Inc.(a)	38,593	617,681

		810,382

Internet & Direct Marketing Retail — 0.8%
1-800-Flowers.com Inc., Class A(a)	20,790	412,266
PetMed Express Inc.	16,720	494,577
Stamps.com Inc.(a)	14,188	3,167,329

		4,074,172

IT Services — 3.3%
CACI International Inc., Class A(a)	20,828	4,343,263
CSG Systems International Inc.	27,242	1,031,927
EVERTEC Inc.	50,848	1,692,221
Hackett Group Inc. (The)	21,076	272,302
Limelight Networks Inc.(a)	98,366	347,232
ManTech International Corp./VA, Class A	22,423	1,454,804
MAXIMUS Inc.	53,128	3,590,390
NIC Inc.(b)	55,545	1,245,319
Paysign Inc.(a)	23,885	113,693
Perficient Inc.(a)(b)	27,276	1,068,128
Replay Holding Corp.(a)(b)	30,147	679,212
Sykes Enterprises Inc.(a)	32,642	1,117,662
TTEC Holdings Inc.	15,418	844,598

		17,800,751

Leisure Products — 0.4%
American Outdoor Brands Inc.(a)	11,421	172,800
Johnson Outdoors Inc., Class A	5,155	450,186
Smith & Wesson Brands Inc.	45,662	757,533
Sturm Ruger & Co. Inc.	14,475	967,798

		2,348,317

Life Sciences Tools & Services — 1.4%
Bruker Corp.	89,676	3,814,817
Luminex Corp.	35,493	782,266

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI USA Small-Cap Multifactor ETF (Formerly iShares® Edge MSCI Multifactor USA Small-Cap ETF) (Percentages shown are based on Net Assets)

Security	Shares	Value

Life Sciences Tools & Services (continued)
Medpace Holdings Inc.(a)	23,989	$2,661,339

		7,258,422

Machinery — 1.4%
Astec Industries Inc.	16,826	854,761
Federal Signal Corp.	50,180	1,439,162
Gorman-Rupp Co. (The)	14,076	437,060
Greenbrier Companies Inc. (The)	27,031	729,296
Meritor Inc.(a)(b)	39,034	950,088
Mueller Industries Inc.	42,539	1,230,653
Omega Flex Inc.	2,515	376,496
Standex International Corp.	10,324	641,017
Wabash National Corp.	44,105	628,937

		7,287,470

Media — 0.8%
AMC Networks Inc., Class A(a)(b)	34,728	737,970
Iheartmedia Inc., Class A(a)	48,684	400,182
John Wiley & Sons Inc., Class A	37,064	1,147,501
MSG Networks Inc., Class A(a)(b)	34,823	311,318
Scholastic Corp., NVS	24,595	485,997
TechTarget Inc.(a)	19,841	869,036
Tribune Publishing Co.	10,219	117,110
WideOpenWest Inc.(a)	41,918	209,171

		4,278,285

Metals & Mining — 2.3%
Arconic Corp.(a)	80,928	1,759,375
Carpenter Technology Corp.	39,637	692,855
Commercial Metals Co.	98,567	2,035,408
Materion Corp.	16,922	866,237
Reliance Steel & Aluminum Co.	55,541	6,053,414
Schnitzer Steel Industries Inc., Class A	22,353	469,413
Warrior Met Coal Inc.	26,920	403,800

		12,280,502

Mortgage Real Estate Investment — 0.2%
MFA Financial Inc.	375,770	1,059,671

Multi-Utilities — 0.8%
Avista Corp.	55,836	1,854,872
NorthWestern Corp.	41,934	2,186,020
Unitil Corp.	12,404	428,558

		4,469,450

Multiline Retail — 0.4%
Big Lots Inc.	32,377	1,541,145
Dillard’s Inc., Class A(b)	7,740	346,210

		1,887,355

Oil, Gas & Consumable Fuels — 0.8%
Arch Resources Inc.	11,919	364,125
Bonanza Creek Energy Inc.(a)	13,557	240,095
Diamond S Shipping Inc.(a)	21,524	121,826
International Seaways Inc.	20,676	279,953
Renewable Energy Group Inc.(a)	33,115	1,867,686
REX American Resources Corp.(a)	4,694	341,207
Southwestern Energy Co.(a)	448,903	1,198,571

		4,413,463

Paper & Forest Products — 0.4%
Boise Cascade Co.	32,330	1,240,826
Schweitzer-Mauduit International Inc.	25,621	850,617
Verso Corp., Class A	24,462	190,314

		2,281,757

Security	Shares	Value

Personal Products — 0.9%
BellRing Brands Inc., Class A(a)	32,698	$598,047
Medifast Inc.	8,668	1,217,767
Nu Skin Enterprises Inc., Class A	46,143	2,277,157
USANA Health Sciences Inc.(a)	10,722	811,119

		4,904,090

Pharmaceuticals — 2.8%
Amphastar Pharmaceuticals Inc.(a)	31,126	609,758
ANI Pharmaceuticals Inc.(a)	7,957	202,824
Corcept Therapeutics Inc.(a)(b)	90,382	1,516,610
Horizon Therapeutics PLC(a)(b)	134,244	10,058,903
Innoviva Inc.(a)	54,604	590,269
Lannett Co. Inc.(a)(b)	26,771	172,138
Phibro Animal Health Corp., Class A	17,233	283,310
Prestige Consumer Healthcare Inc.(a)(b)	41,685	1,376,856

		14,810,668

Professional Services — 2.1%
Barrett Business Services Inc.	6,217	368,357
Exponent Inc.	43,055	2,996,197
Franklin Covey Co.(a)	8,485	143,566
FTI Consulting Inc.(a)(b)	31,155	3,067,521
Heidrick & Struggles International Inc.	15,907	363,475
ICF International Inc.	15,602	1,020,215
Kelly Services Inc., Class A, NVS	28,195	490,029
Kforce Inc.	16,985	589,380
Korn Ferry	45,806	1,382,883
Resources Connection Inc.	25,320	271,937
TrueBlue Inc.(a)	32,090	498,037

		11,191,597

Real Estate Management & Development — 0.6%
Marcus & Millichap Inc.(a)	19,519	609,578
Newmark Group Inc., Class A	124,933	591,558
RE/MAX Holdings Inc., Class A	14,843	480,023
Realogy Holdings Corp.(a)	94,859	1,058,627
RMR Group Inc. (The), Class A	12,696	338,475

		3,078,261

Road & Rail — 1.4%
ArcBest Corp.	21,105	644,125
Heartland Express Inc.	37,425	685,252
Marten Transport Ltd.	51,038	783,178
Saia Inc.(a)	21,631	3,194,033
Schneider National Inc., Class B	42,918	946,771
Werner Enterprises Inc.	37,388	1,421,492

		7,674,851

Semiconductors & Semiconductor Equipment — 5.1%
Amkor Technology Inc.(a)	89,960	1,066,026
Axcelis Technologies Inc.(a)	27,022	596,376
CEVA Inc.(a)	18,237	735,316
Cirrus Logic Inc.(a)(b)	48,704	3,354,244
Diodes Inc.(a)	36,164	2,091,364
DSP Group Inc.(a)	18,461	243,131
FormFactor Inc.(a)	63,267	1,793,619
Inphi Corp.(a)	37,938	5,302,215
Kulicke & Soffa Industries Inc.	52,928	1,383,538
Lattice Semiconductor Corp.(a)(b)	111,586	3,894,351
NeoPhotonics Corp.(a)	38,060	259,189
NVE Corp.	4,023	185,581
PDF Solutions Inc.(a)	24,253	454,501
Photronics Inc.(a)	27,201	265,210
Power Integrations Inc.	49,081	2,955,167

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI USA Small-Cap Multifactor ETF (Formerly iShares® Edge MSCI Multifactor USA Small-Cap ETF) (Percentages shown are based on Net Assets)

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
SMART Global Holdings Inc.(a)	12,148	$320,586
Synaptics Inc.(a)	28,197	2,161,864

		27,062,278

Software — 3.5%
A10 Networks Inc.(a)	41,822	281,880
Agilysys Inc.(a)	16,682	451,749
American Software Inc./GA, Class A	25,030	367,441
Aspen Technology Inc.(a)	4,047	444,401
Cerence Inc.(a)(b)	30,220	1,649,408
ChannelAdvisor Corp.(a)	22,137	358,619
Digital Turbine Inc.(a)	64,752	1,855,792
Ebix Inc.	20,267	366,022
j2 Global Inc.(a)	38,465	2,611,004
Manhattan Associates Inc.(a)	52,976	4,529,448
Model N Inc.(a)(b)	20,743	730,776
OneSpan Inc.(a)	26,669	584,851
Progress Software Corp.	37,400	1,360,238
Qualys Inc.(a)(b)	27,605	2,425,099
Xperi Holding Corp.	39,635	491,474

		18,508,202

Specialty Retail — 5.0%
Aaron’s Holdings Co. Inc.	55,446	2,897,608
Abercrombie & Fitch Co., Class A	52,129	741,274
America’s Car-Mart Inc./TX(a)	5,213	451,029
Asbury Automotive Group Inc.(a)(b)	16,045	1,652,314
Boot Barn Holdings Inc.(a)	23,900	765,278
Buckle Inc. (The)	24,497	586,948
Cato Corp. (The), Class A	18,978	116,145
Dick’s Sporting Goods Inc.	52,839	2,993,329
Foot Locker Inc.	86,872	3,203,839
Genesco Inc.(a)	11,580	205,198
Group 1 Automotive Inc.	14,478	1,535,826
Haverty Furniture Companies Inc.	14,250	356,535
Hibbett Sports Inc.(a)	14,402	544,540
MarineMax Inc.(a)	17,889	536,312
ODP Corp. (The)	43,870	855,465
Rent-A-Center Inc./TX	40,831	1,261,678
RH(a)(b)	12,623	4,231,608
Sally Beauty Holdings Inc.(a)(b)	96,855	810,676
Shoe Carnival Inc.	7,667	237,524
Sleep Number Corp.(a)(b)	23,010	1,457,914
Sonic Automotive Inc., Class A	18,993	684,888
Winmark Corp.	2,394	405,568
Zumiez Inc.(a)	17,147	480,116

		27,011,612

Technology Hardware, Storage & Peripherals — 0.6%
Super Micro Computer Inc.(a)	37,739	857,430
Xerox Holdings Corp.	150,295	2,612,127

		3,469,557

Textiles, Apparel & Luxury Goods — 1.2%
Deckers Outdoor Corp.(a)	23,257	5,892,626
Oxford Industries Inc.	14,132	581,815

		6,474,441

Thrifts & Mortgage Finance — 2.8%
Essent Group Ltd.	67,944	2,707,568

Security	Shares	Value

Thrifts & Mortgage Finance (continued)
MGIC Investment Corp.	287,329	$2,890,530
NMI Holdings Inc., Class A(a)	56,758	1,219,729
PennyMac Financial Services Inc.	52,184	2,651,991
Radian Group Inc.	167,120	2,999,804
TrustCo Bank Corp. NY	83,948	461,294
Walker & Dunlop Inc.	24,386	1,533,392
Waterstone Financial Inc.	20,266	342,090

		14,806,398

Tobacco — 0.2%
Universal Corp./VA	20,456	815,172

Trading Companies & Distributors — 1.9%
Air Lease Corp.	89,464	2,436,999
CAI International Inc.	13,002	342,603
GMS Inc.(a)	34,972	790,367
H&E Equipment Services Inc.	26,762	563,073
MSC Industrial Direct Co. Inc., Class A	37,387	2,604,378
Rush Enterprises Inc., Class A	34,886	1,250,314
Rush Enterprises Inc., Class B	4,986	156,810
Systemax Inc.	10,891	309,631
WESCO International Inc.(a)(b)	38,962	1,606,793

		10,060,968

Water Utilities — 0.3%
Middlesex Water Co.	14,457	927,272
York Water Co. (The)	10,771	455,075

		1,382,347

Wireless Telecommunication Services — 0.3%
Telephone and Data Systems Inc.	80,413	1,367,021

Total Common Stocks — 99.5% (Cost: $516,177,846)		532,598,073

Short-Term Investments

Money Market Funds — 5.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.20%(c)(d)(e)	29,125,855	29,146,243
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(c)(d)	2,580,000	2,580,000

		31,726,243

Total Short-Term Investments — 5.9% (Cost: $31,714,669)		31,726,243

Total Investments in Securities — 105.4% (Cost: $547,892,515)		564,324,316

Other Assets, Less Liabilities — (5.4)%		(28,786,330)

Net Assets — 100.0%		$535,537,986

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI USA Small-Cap Multifactor ETF (Formerly iShares® Edge MSCI Multifactor USA Small-Cap ETF)

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$22,093,454	$7,061,209	(a)	$—	$(3,512)	$(4,908)	$29,146,243	29,125,855	$33,173	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,750,000	830,000	(a)	—	—	—	2,580,000	2,580,000	919		—
PennyMac Financial Services Inc.(c)	2,576,312	137,889		(235,890)	84,901	(332,699)	N/A	N/A	8,091		—

					$81,389	$(337,607)	$31,726,243		$42,183		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer an affiliate.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Russell 2000 E-Mini Index	6	12/18/20	$461	$(5,724)
S&P MidCap 400 E-Mini Index	4	12/18/20	758	(2,828)

				$(8,552)

OTC Total Return Swaps

Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage

Equity Securities Long	Monthly	Goldman Sachs & Co.(b)	02/27/23	$618,290	$(25,498	)(c)	$592,238	0.1%
	Monthly	HSBC Bank USA N.A.(d)	02/10/23	107,116	(4,421	)(e)	102,746	0.0	(f)
	Monthly	JPMorgan Securities PLC(g)	02/08/23	1,074,156	(82,451	)(h)	991,052	0.2

					$(112,370)		$1,686,036

(a)

The Fund receives the total return on a portfolio of long positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $554 of net dividends and financing fees.
(e)	Amount includes $(51) of net dividends, payable for referenced securities purchased and financing fees.
(f)	Rounds to less than 0.1%.
(h)	Amount includes $653 of net dividends, payable for referenced securities purchased and financing fees.

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

	(b)	(d)	(g)
Range:	20-65 basis points	65 basis points	65 basis points
Benchmarks:	USD - 1D Overnight Fed Funds Effective Rate (FEDL01)	USD - 1M US Dollar LIBOR BBA	USD - 1D Overnight Bank Funding Rate (OBFR01)

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI USA Small-Cap Multifactor ETF (Formerly iShares® Edge MSCI Multifactor USA Small-Cap ETF)

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Goldman Sachs & Co. as of October 31, 2020 expiration date 02/27/23.

	Shares	Value	% of Basket Value

Reference Entity — Long

Biotechnology
Catalyst Pharmaceuticals Inc.(a)	78	$232	0.0	%(b)

Capital Markets
BrightSphere Investment Group Inc.	1,621	22,370	3.8
Houlihan Lokey Inc.	33	2,069	0.3

		24,439

Communications Equipment
Ribbon Communications Inc.(a)	5,424	23,377	4.0

Construction & Engineering
Arcosa Inc.	30	1,385	0.2
Construction Partners Inc., Class A(a)	18	367	0.1

		1,752

Diversified Consumer Services
K12 Inc.(a)	24	573	0.1

Equity Real Estate Investment Trusts (REITs)
Diversified Healthcare Trust	14,820	42,904	7.2
Lexington Realty Trust	149	1,480	0.3

		44,384

Health Care Providers & Services
Pennant Group Inc. (The)(a)	18	750	0.1

Health Care Technology
HealthStream Inc.(a)	24	439	0.1
NextGen Healthcare Inc.(a)	33	449	0.1

		888

Insurance
AMERISAFE Inc.	1,154	68,063	11.5
Palomar Holdings Inc.(a)	1,501	133,844	22.6

		201,907

Metals & Mining
Warrior Met Coal Inc.	10,592	158,880	26.8

Oil, Gas & Consumable Fuels
Bonanza Creek Energy Inc.(a)	39	691	0.1
Diamond S Shipping Inc.(a)	30	170	0.0	(b)
Renewable Energy Group Inc.	634	35,758	6.1

		36,619

Pharmaceuticals
Corcept Therapeutics Inc.(a)	69	1,158	0.2

Semiconductors & Semiconductor Equipment
Photronics Inc.(a)	4,203	40,979	6.9
SMART Global Holdings Inc.(a)	21	554	0.1

		41,533

Software
Xperi Holding Corp.	861	10,676	1.8

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Goldman Sachs & Co. as of October 31, 2020 expiration date 02/27/23.

	Shares	Value	% of Basket Value

Thrifts & Mortgage Finance
Essent Group Ltd.	1,131	$45,070	7.6

Total Reference Entity — Long		592,238

Net Value of Reference Entity — Goldman Sachs & Co.		$592,238

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with HSBC Bank USA N.A. as of October 31, 2020 expiration date 02/10/23.

	Shares	Value	% of Basket Value

Reference Entity — Long

Banks
Hanmi Financial Corp.	408	$3,668	3.6%

Insurance
AMERISAFE Inc.	166	9,791	9.5
Palomar Holdings Inc.(a)	146	13,019	12.7

		22,810

Semiconductors & Semiconductor Equipment
Photronics Inc.(a)	633	6,172	6.0

Thrifts & Mortgage Finance
Essent Group Ltd.	1,759	70,096	68.2

Total Reference Entity — Long		102,746

Net Value of Reference Entity — HSBC Bank USA N.A.		$102,746

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI USA Small-Cap Multifactor ETF (Formerly iShares® Edge MSCI Multifactor USA Small-Cap ETF)

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with JPMorgan Securities PLC as of October 31, 2020 expiration date 02/08/23.

	Shares	Value	% of Basket Value

Reference Entity — Long

Banks
Hanmi Financial Corp.	766	$6,886	0.7%

Equity Real Estate Investment Trusts (REITs)
Diversified Healthcare Trust	20,158	58,357	5.9
iStar Inc.	48	566	0.1
One Liberty Properties Inc.	1,252	19,318	1.9

		78,241

Health Care Equipment & Supplies
Lantheus Holdings Inc.(a)	982	10,665	1.1
Mesa Laboratories Inc.	3	784	0.1

		11,449

Health Care Providers & Services
National Research Corp.	9	466	0.0	(b)

Insurance
Palomar Holdings Inc.(a)	737	65,718	6.6

Metals & Mining
Warrior Met Coal Inc.	5,655	84,825	8.6

Pharmaceuticals
Phibro Animal Health Corp., Class A	12	197	0.0

Professional Services
Franklin Covey Co.(a)	310	5,245	0.5
Kelly Services Inc., Class A, NVS	27	469	0.1

		5,714

Semiconductors & Semiconductor Equipment
Photronics Inc.(a)	24,221	236,155	23.8

Software
Xperi Holding Corp.	3,001	37,212	3.8

Specialty Retail
Rent-A-Center Inc./TX	36	1,112	0.1
Winmark Corp.	6	1,016	0.1

		2,128

Thrifts & Mortgage Finance
Essent Group Ltd.	11,595	462,061	46.6

Total Reference Entity — Long		991,052

Net Value of Reference Entity — JPMorgan Securities PLC		$991,052

(a)	Non-income producing security.
(b)	Rounds to less than 0.1%.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI USA Small-Cap Multifactor ETF (Formerly iShares® Edge MSCI Multifactor USA Small-Cap ETF)

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$532,598,073	$—	$—	$532,598,073
Money Market Funds	31,726,243	—	—	31,726,243

	$564,324,316	$—	$—	$564,324,316

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(8,552)	$—	$—	$(8,552)
Swaps	—	(112,370)	—	(112,370)

	$(8,552)	$(112,370)	$—	$(120,922)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares